Summary of Significant Accounting Policies (Details 2) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Construction in process	$ 649,235	$ 626,404
Factory [Member]
Construction in process	129,453	138,325
Workshop [Member]
Construction in process	$ 519,782	$ 488,079